Stock Compensation Plan (Summary of Restricted Shares Issued Under the Plan) (Detail) - Restricted Stock	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued, Shares | shares	46,719
Vested, Shares | shares	(9,844)
Forfeited or repurchased, Shares | shares	0
Outstanding and unvested Balance, Shares | shares	36,875
Issued, Weighted average rant-date air value | $ / shares	$ 3.94
Vested, Weighted average rant-date air value | $ / shares	3.94
Forfeited or repurchased, Weighted average rant-date air value | $ / shares	0
Outstanding and unvested Balance, Weighted average rant-date air value | $ / shares	$ 3.94